Share based payments - Summary of subscription rights outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 92.7	€ 104.0	€ 70.1	€ 53.3
Outstanding at the beginning of the year	6,929,111	5,541,117	4,626,782
Granted during the year	2,493,433	2,173,335	1,699,690
Exercised during the year	(140,954)	(744,965)	(754,605)
Forfeited during the year	(701,753)	(40,376)	(30,750)
Outstanding at the end of the year	8,579,837	6,929,111	5,541,117
Exercisable	1,751,013	1,168,967	1,139,682	882,734
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 92.69	€ 103.95	€ 70.09
Outstanding at the beginning of the year	6,929,111
Granted during the year	2,493,433
Exercised during the year	(140,954)
Forfeited during the year	(701,753)
Outstanding at the end of the year	8,579,837	6,929,111
Exercisable	1,751,013
2008 allocated on June 2008
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 5.6
Outstanding at the beginning of the year	1,365
Exercised during the year	(1,365)
Outstanding at the end of the year		1,365
2013 allocated on May 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 19.38
Outstanding at the beginning of the year	55,664
Exercised during the year	(55,664)
Outstanding at the end of the year		55,664
2014 allocated on July 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 14.54
Outstanding at the beginning of the year	169,340
Exercised during the year	(41,800)
Outstanding at the end of the year	127,540	169,340
Exercisable	127,540
2015 allocated on April 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 28.75
Outstanding at the beginning of the year	219,473
Exercised during the year	(20,250)
Outstanding at the end of the year	199,223	219,473
Exercisable	199,223
2015 (B) allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	261,500
Exercised during the year	(5,000)
Outstanding at the end of the year	256,500	261,500
Exercisable	256,500
2015 RMV allocated on December 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	40,000
Exercised during the year	(5,000)
Outstanding at the end of the year	35,000	40,000
Exercisable	35,000
2016 allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	342,625
Exercised during the year	(11,875)
Outstanding at the end of the year	330,750	342,625
Exercisable	330,750
2016 RMV allocated on June 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	69,000
Outstanding at the end of the year	69,000	69,000
Exercisable	69,000
2016 (B) allocated on January 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 62.50
Outstanding at the beginning of the year	10,000
Outstanding at the end of the year	10,000	10,000
Exercisable	10,000
2017 allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	595,500
Outstanding at the end of the year	595,500	595,500
Exercisable	595,500
2017 RMV allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	127,500
Outstanding at the end of the year	127,500	127,500
Exercisable	127,500
2018 allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	1,083,245
Forfeited during the year	(77,250)
Outstanding at the end of the year	1,005,995	1,083,245
2018 RMV allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	137,500
Outstanding at the end of the year	137,500	137,500
2019 allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	1,477,840
Forfeited during the year	(177,000)
Outstanding at the end of the year	1,300,840	1,477,840
2019 RMV allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	193,000
Forfeited during the year	(2,500)
Outstanding at the end of the year	190,500	193,000
2020 allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	1,906,034
Forfeited during the year	(288,106)
Outstanding at the end of the year	1,617,928	1,906,034
2020 RMV allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 168.42
Outstanding at the beginning of the year	239,525
Forfeited during the year	(12,050)
Outstanding at the end of the year	227,475	239,525
2021 BE allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Granted during the year	1,117,603
Forfeited during the year	(33,567)
Outstanding at the end of the year	1,084,036
2021 RMV allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Granted during the year	291,725
Forfeited during the year	(9,175)
Outstanding at the end of the year	282,550
2021 ROW allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares	€ 64.76
Granted during the year	1,084,105
Forfeited during the year	(102,105)
Outstanding at the end of the year	982,000